PROMISSORY NOTES – RELATED PARTY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Promissory Notes Related Party
SCHEDULE OF RELATED PARTY TRANSACTIONS

Related party promissory notes consisted of the following at June 30, 2023, and December 31, 2021:

	June 30, 2023	December 31, 2022
RAS Real Estate LLC – Past maturity	$237,289	$249,589
Six-Twenty Management LLC – On demand	1,270,906	960,746
Frank Ingrande	13,446	-
Lisa Landau – On demand	78,183	76,359
Total On demand notes, net of discount	$1,599,824	$1,286,694

Related party promissory notes consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
RAS Real Estate LLC – Past maturity	$249,589	$365,590
Six-Twenty Management LLC – On demand	960,746	447,317
Lisa Landau – On demand	76,359	22,077
Total promissory notes, net of discount current	$1,286,694	$834,984